Organization and Principal Activities - Summary of Assets and Liabilities of VIE (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 102,854	$ 15,930	¥ 356,115	$ 55,155	¥ 305,563	¥ 431,459
Restricted cash	164,356	25,456	115
Short-term investments	30,000	4,646	80,000
Total current assets	388,722	60,205	530,229
Non-current assets:
Property and equipment, net	75,486	11,691	73,522
Intangible assets, net	7,555	1,170	9,519
Long-term investments	167,979	26,017	168,526
Other non-current assets	2,921	452	5,631
Total non-current assets	253,941	39,330	257,198
Total assets	642,663	99,535	787,427
Current liabilities:
Accounts payable	13,659	2,116	16,592
Deferred revenue and customer deposits	70,166	10,867	71,141
Accrued liabilities and other current liabilities	90,573	14,027	109,136
Total current liabilities	360,497	55,833	460,139
Non-current liabilities:
Other non-current liabilities	2,554	396
Total non-current liabilities	7,787	1,206	6,049
Total liabilities	368,284	57,039	466,188
VIE
Current assets:
Cash and cash equivalents	63,013	9,759	115,713
Restricted cash	158,356	24,526	115
Short-term investments	30,000	4,646	50,000
Accounts and notes receivable, net	37,521	5,811	44,539
Prepayments and other current assets	41,468	6,423	27,915
Amounts due from the Company and its subsidiaries	59,922	9,281	58,291
Total current assets	390,280	60,446	296,573
Non-current assets:
Property and equipment, net	52,641	8,153	45,928
Intangible assets, net	7,543	1,168	9,491
Long-term investments	113,408	17,565	113,408
Other non-current assets	1,684	261	4,719
Total non-current assets	175,276	27,147	173,546
Total assets	565,556	87,593	470,119
Current liabilities:
Accounts payable	13,268	2,055	16,564
Deferred revenue and customer deposits	102,198	15,828	104,681
Accrued liabilities and other current liabilities	64,150	9,936	66,772
Amounts due to the Company and its subsidiaries	282,613	43,771	224,124
Total current liabilities	462,229	71,590	412,141
Non-current liabilities:
Amounts due to the Company and its subsidiaries	377,000	58,390	297,000
Deferred Revenue	856	133	561
Other non-current liabilities	693	107	0
Total non-current liabilities	378,549	58,630	297,561
Total liabilities	¥ 840,778	$ 130,220	¥ 709,702